Expense Example - FidelityEquityGrowthK6Fund-PRO - FidelityEquityGrowthK6Fund-PRO - Fidelity Equity Growth K6 Fund - Fidelity Equity Growth K6 Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 46
3 years	172
5 years	315
10 years	$ 731